RESTRICTIONS ON DIVIDENDS, LOANS AND ADVANCES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Restrictions on Dividends, Loans and Advances [Abstract]
Amount Available for Dividend Distribution without Prior Approval from Regulatory Agency	$ 3.9	$ 6.4
Equity Restrictions	$ 134.6	$ 103.5